UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153


13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:  N/A
Phone:  212-754-8100


Signature, Place and Date of Signing:


  /s/ John Kornreich              New York, New York         November 15, 2004
-----------------------         ----------------------    ---------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         None

Form 13F Information Table Entry Total:     22

Form 13F Information Table Value Total:   $22,293
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                                     FORM 13F INFORMATION TABLE
                                                           JOHN KORNREICH
                                                         September 30, 2004





COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6     COLUMN 7     COLUMN 8


                                                              VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------                  --------------   -----       --------  -------   --- ----   ----------  --------  ----   ------ ----
AMC ENTMT INC                   COM              001669100    766       40000    SH         SOLE        1          40000 0      0
CABLEVISION SYS CORP            CL A NY CABLVS   12686C109   2125      104773    SH         SOLE        1         104773 0      0
COMCAST CORP NEW                COM              20030N101    235        8310    SH         SOLE        1           8310 0      0
COMCAST CORP NEW                CL A SPL         20030N200   2772       99300    SH         SOLE        1          99300 0      0
COX COMMUNICATIONS INC NEW      CL A             224044107   1491       45000    SH         SOLE        1          45000 0      0
ENTRAVISION COMMUNICATIONS C    CL A             29382R107    133       17500    SH         SOLE        1          17500 0      0
FOX ENTMT GROUP INC             CL A             35138T107    624       22500    SH         SOLE        1          22500 0      0
GANNETT INC                     COM              364730101    910       10870    SH         SOLE        1          10870 0      0
GRAY TELEVISION INC             COM              389375106    714       60000    SH         SOLE        1          60000 0      0
INSIGHT COMMUNICATIONS INC      CL A             45768V108    440       50000    SH         SOLE        1          50000 0      0
LIBERTY MEDIA CORP NEW          COM SER A        530718105    696       79792    SH         SOLE        1          79792 0      0
LIBERTY MEDIA INTL INC          COM SER A        530719103    122        3647    SH         SOLE        1           3647 0      0
NEWS CORP LTD                   SP ADR PFD       652487802   2115       67500    SH         SOLE        1          67500 0      0
NEXSTAR BROADCASTING  GROUP I   COM              65336K103    613       72000    SH         SOLE        1          72000 0      0
REGAL ENTMT GROUP               CL A             758766109    764       40000    SH         SOLE        1          40000 0      0
TIME WARNER INC                 COM              887317105   2134      132200    SH         SOLE        1         132200 0      0
TRIBUNE CO NEW                  COM              896047107    823       20000    SH         SOLE        1          20000 0      0
UNITEDGLOBALCOM                 CL A             913247508    669       89600    SH         SOLE        1          89600 0      0
UNIVISION COMMUNICATIONS INC    CL A             914906102    790       25000    SH         SOLE        1          25000 0      0
VIACOM INC                      CL B             925524308   2220       66150    SH         SOLE        1          66150 0      0
VODAFONE GROUP NEW              SPONSORED ADR    92857W100    844       35000    SH         SOLE        1          35000 0      0
DISNEY WALT CO                  COM DISNEY       254687106    293       13000    SH         SOLE        1          13000 0      0




71200.0131 #525727